Bank loans (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 828,682	$ 663,505	$ 460,030
China Construction Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	257,997	402,254	460,030
Beijing Wholly Bank 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	204,032	0
Beijing Wholly Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	462,029	402,254
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loans	$ 366,653	$ 261,251	$ 0